Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Financial assets	$ 2,615,511	$ 1,817,339
Financial assets at fair value through profit or loss	23,584	49,345
Available-for-sale financial assets, long term		1,740,592
Financial liabilities	5,608	35,325
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets		5,302
Financial liabilities		9,942
Other Comprehensive Income
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	753
Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	97,498	22,100
Financial liabilities	5,293	9,096
Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	16,655
Financial liabilities	315	16,287
Level 1 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets		49,345
Financial assets at fair value through profit or loss		49,345
Level 2 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	2,510,125	1,767,994
Financial assets at fair value through profit or loss	23,584
Available-for-sale financial assets, long term		1,740,592
Financial liabilities	5,608	35,325
Level 2 [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets		5,302
Financial liabilities		9,942
Level 2 [Member] | Other Comprehensive Income
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	753
Level 2 [Member] | Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	97,498	22,100
Financial liabilities	5,293	9,096
Level 2 [Member] | Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	16,655
Financial liabilities	$ 315	$ 16,287